Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
Rental expenses	$ 9,982,604	$ 9,984,844	$ 10,078,033
Future minimum lease payments under non-cancelable operating lease agreements
2018	9,178,430
2019	7,909,968
2020	6,353,150
2021	2,140,406
2022	205,760
Then thereafter	617,280
Total	$ 26,404,994
Minimum
Operating lease commitments
Operating lease term	1 month
Maximum
Operating lease commitments
Operating lease term	96 months